As filed with the Securities and Exchange Commission on June 16, 2006



                               File No. 333-111986
                               File No. 811-21475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /
                                                                           -----

                         Pre-Effective Amendment No.                       /   /
                                                     ---                   -----

                         Post-Effective Amendment No. 7                    / X /
                                                     ---                   -----

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / X /
                                                                           -----
                                 Amendment No. 7
                                              ---

                              TAMARACK FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                       100 South Fifth Street, Suite 2300
                              Minneapolis, MN 55402
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (612) 371-7297

                                 Monica Vickman
                                    M.S. P14
                              60 South Sixth Street
                              Minneapolis, MN 55402
                                 (612) 371-7297
                    (Name and Address of Agent for Service)

                                 with a copy to:

                           Joseph R. Fleming, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021
                                 (617) 728-7161

It is proposed that this filing will become effective (check appropriate box):

         _____   immediately upon filing pursuant to paragraph (b) of Rule 485
         _____   on [    ] pursuant to paragraph (b) of Rule 485
         _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         _____   on [    ] pursuant to paragraph (a)(1) of Rule 485
         __x__   75 days after filing pursuant to paragraph (a)(2) of Rule 485
         _____   on [    ] pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TAMARACK TREASURY PLUS MONEY MARKET FUND
PROSPECTUS

SEPTEMBER 1, 2006








INVESTMENT ADVISOR:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402.1240

QUESTIONS?
Call 1-800-422-2766 or your investment representative.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                                                        TABLE OF CONTENTS

                                                                   RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
THIS PROSPECTUS DESCRIBES THE TAMARACK TREASURY       3-4  Investment Objectives, Principal Investment Strategies,
PLUS MONEY MARKET FUND (THE "FUND") OFFERED BY             Principal Risks and Performance Information
THE TAMARACK FUNDS TRUST. CAREFULLY                     5  Fees and Expenses
REVIEW THIS IMPORTANT SECTION, WHICH
SUMMARIZES EACH FUND'S INVESTMENTS, RISKS,
PAST PERFORMANCE, AND FEES.

                                                FUND MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE           5  Investment Advisor
AND ORGANIZATIONS WHO OVERSEE THE FUNDS. THE            6  Portfolio Managers
FUNDS ARE MANAGED BY VOYAGEUR ASSET MANAGEMENT          6  Other Service Providers
INC. ("VOYAGEUR" OR THE "ADVISOR").

                                                SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON HOW SHARES           7  Pricing of Fund Shares
ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE          7  Purchasing and Selling Your Shares
SHARES, RELATED CHARGES AND PAYMENTS OF                12  Selling Shares
DIVIDENDS AND DISTRIBUTIONS.                           14  Additional Shareholder Services
                                                       15  Market Timing and Excessive Trading
                                                       16  Disclosure of Portfolio Holdings
                                                       16  Dividends, Distributions and Taxes
                                                       17 Organizational Structure

                                                FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------

                                                PRIVACY POLICY
-------------------------------------------------------------------------------------------------------------------------
                                                       18
                                                BACK COVER
-------------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES

TAMARACK TREASURY PLUS MONEY MARKET FUND

     INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

     PRINCIPAL INVESTMENT STRATEGIES. Under normal conditions, the Fund invests exclusively in obligation of the U.S. Treasury, including Treasury bills, bonds, notes, other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by securities issued or guaranteed by the U.S. Treasury. These securities may carry different interest rates, maturities and issue dates.

     MONEY MARKET FUND. The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on SEC rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

     CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated securities issued or guaranteed by the U.S. Treasury. These securities present minimal credit risk. The Fund does not invest in unrated securities.

     MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 60 days or less.

     A full discussion of all permissible investments can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

     INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

     INVESTMENT ADVISOR'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

     THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE INFORMATION

     If you would like to know the Fund's current seven-day yield, call the Fund at 1-800-422-2766.

     Additional performance information will be available for the Fund, after the Fund has been in operation for one calendar year.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of Tamarack Treasury Plus Money Market Fund.


-------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) on purchases                None
Maximum deferred sales charge (load)                    None
ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)
Management fee                                         0.15%
Distribution and servicing fee (12b-1)                  None
Other expenses(2)                                      0.08%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                0.23%
Contractual fee waiver/expense reimbursement         (0.03)%
Net annual fund operating expenses                     0.20%


     1 Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to 0.20%. This expense limitation agreement is in place until September 1, 2007. Voyageur may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

     2  Based on estimated expenses for current fiscal year.

     EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

     o   You invest $10,000 in the Fund for the period shown

     o   Your investment has a 5% return each year

     o   You reinvest all distributions and dividends

     o   The Fund's operating expense levels remain the same from year to year

                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                         1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Tamarack Treasury Plus Money Market Fund    $20        $64      $113        $255


FUND MANAGEMENT

INVESTMENT ADVISOR

     The Funds are advised by Voyageur Asset Management Inc. (the "Advisor" or "Voyageur"). Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"). RBC is one of North America's leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 60,000 people who serve more than 12 million personal, business and public sector customers in North America and some 30 countries around the world. Voyageur has been registered with the Securities and Exchange Commission ("SEC") as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur's charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of March 31, 2007, Voyageur's investment team managed approximately $27.3 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, mutual funds, and healthcare organizations.

PORTFOLIO MANAGERS

     Voyageur is responsible for the overall management of the Fund's portfolio. Voyageur employs a team approach to the management of the Fund with no individual team member being responsible solely for investment decisions. The team members as set forth below are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making process and general daily oversight of each Fund's portfolio. Each member of the portfolio management team has access to Voyageur's investment research and other money management resources.

     o JOHN M. HUBER, CFA, CHIEF INVESTMENT OFFICER-FIXED INCOME. John Huber is Voyageur's Chief Investment Officer of Fixed Income. His responsibilities include overseeing and directing Voyageur's fixed income division. He also serves as the Chief Investment Officer of Fixed Income for the Tamarack Funds, a family of three fixed income funds and five money market funds. John joined Voyageur in 2004 from Galliard Capital Management where he was a Principal and Senior Portfolio Manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a Portfolio Manager for Norwest Investment Management. John managed several Wells Fargo Funds including the Wells Fargo Stable Income Fund, which he guided to over $1 billion in assets and a four star rating from Morningstar during his tenure. John, a 15-year industry veteran, received his BA from the University if Iowa and his MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the Twin Cities Society of Security Analysts.

     o RAYE C. KANZENBACH, CFA, SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER. Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA form Lawrence University and is a CFA charterholder.

     o SCOTT CABALKA, VICE PRESIDENT, SENIOR PORTFOLIO MANAGER. Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

     o STEVEN P. ELDREDGE, CFA, MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGER. Steven Eldredge utilizes his 25 plus years of experience in the fixed income industry to help lead Voyageur's fixed income portfolio management effort. Steve has an extensive background in both the taxable and tax-exempt markets providing him with a unique set of experiences to draw upon. Prior to joining Voyageur in 1995, Steve was Chief Operating Officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978 as a portfolio manger for a bank holding company in Florida. Steve received his BA in Finance from the University of Central Florida. He is a CFA charterholder and member of the CFA Society of Minnesota.

OTHER SERVICE PROVIDERS

     ADMINISTRATOR. Pursuant to a separate agreement, Voyageur provides administrative services to each Fund.

     DISTRIBUTOR. Tamarack Distributors Inc. (the "Distributor") is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc., and, like Voyageur, is a wholly-owned subsidiary of RBC Dain Rauscher Corp.

     SUB-ADMINISTRATOR AND FUND ACCOUNTING AGENT. BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, provides sub-administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Ohio, Inc., also located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the fund accountant for each of the Funds.

DIVIDEND PAYING AGENT, TRANSFER AGENT. Boston Financial Data Services, Inc., a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, Missouri 64105, is the dividend paying agent and transfer agent for the Funds.

     CUSTODIAN. The Funds' custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, Sixth and Marquette Avenue, Minneapolis, MN 55479.

     PAYMENTS TO INTERMEDIARIES. The Advisor and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Funds' shares. In addition, certain Intermediaries may receive sub-transfer agency fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor also makes annual inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to an affiliate, RBC Capital Markets Inc., equal to 0.02% of the average net assets of clients of RBC Capital Markets Inc. in recognition of distribution-related services provided by RBC Capital Market Inc. to the Fund's Distributor.



SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

     The Fund normally calculates its share prices at the close of each business day for the New York Stock Exchange ("NYSE"), or 4:00 p.m. Eastern time, whichever is earlier, in days that the NYSE is open. A Fund's share price is its net asset value ("NAV") per share, which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

     A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase order accompanied by a check that is received before the close of trading on the NYSE would be priced at the NAV calculated on the next following business day's close (normally 4:00 p.m. New York time), because it normally takes one business day to convert a check to federal funds. For further information, see "Introduction to Purchases" in the "Purchasing and Selling Your Shares" section.

     Your order for redemption (sale) or exchange of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances. For example, a redemption order received before the close of regular trading on the NYSE would be priced at the NAV calculated at that day's close (normally 4:00 p.m. New York time) and such an order received later on that day would be priced as of the next following business day's close. For further information, see "Introduction to Redemptions (Sales)" in the "Purchasing and Selling Your Shares" section.

PURCHASING AND SELLING YOUR SHARES


                            WHERE TO BUY FUND SHARES
--------------------------------------------------------------------------------
     You may purchase shares directly from the Fund by contacting the Fund's transfer agent, BFDS as 1-800-422-2766. (Share of the Fund may also be available through certain banks, brokerage firms and other financial institutions.*)
--------------------------------------------------------------------------------


     *If purchasing through your brokerage account, financial advisor or other financial institution, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund or Funds in which you may wish to purchase or redeem shares.

INTRODUCTION TO PURCHASES

     Shares of each Fund may be purchased at their next determined NAV. Shares of the Funds are sold without a sales charge. A MINIMUM INITIAL INVESTMENT OF $5 MILLION IS REQUIRED. THERE IS NO MINIMUM LEVEL FOR SUBSEQUENT PURCHASES. The Fund reserves the right to waive any investment minimum.

     A Fund, the Distributor, or their agent may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.

     Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m. Eastern time, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

INTRODUCTION TO REDEMPTIONS (SALES)

     You may redeem shares of the Funds by contacting your investment representative. Shares will be redeemed at their next determined NAV. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes. Unless you have purchased your shares through a bank, brokerage firm or other intermediary, you should follow the redemption instructions described on the next few pages. (If you have purchased your shared through a financial intermediary, please contact your investment representative to redeem shares.)

ADDITIONAL POLICIES ABOUT TRANSACTIONS

     The Fund cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

     All purchases must be in U.S. dollars. Payment may be made by check, bank draft, wire or ACH, as described below. Neither third-party checks, starter checks, nor credit card convenience checks are accepted. The Fund (or its agent) may reject a purchase order at its sole discretion if the order is not accompanied by payment or the Fund (or its agent) considers the rejection of the order to be in the best interest of the Fund and its shareholders.

     TELEPHONE PURCHASE, EXCHANGE AND REDEMPTION PRIVILEGES. Shareholders who open accounts with the Fund are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund's representative may request personal identification and may tape record the call.

     CORPORATIONS, TRUSTS AND OTHER ENTITIES. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

     SALES LIMITED TO US CITIZENS AND RESIDENT ALIENS. Shares of the Fund are only offered to United States citizens and resident aliens in the United States having a Social Security number or Individual Tax Identification Number.

     ANTI-MONEY LAUNDERING PROCEDURES. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your Social Security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver's license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds' policies and procedures, we may reject your account and return your application or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

--------------------------------------------------------------------------------
AVOID BACKUP TAX WITHHOLDING

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or tax identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distribution, redemption proceeds, or capital gains if the Fund fails to maintain a stable share price.
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

     TO OPEN AN ACCOUNT DIRECTLY WITH THE FUND, PLEASE FOLLOW THE INSTRUCTIONS BELOW. (If opening an account through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation.)

BY MAIL                 INITIAL PURCHASES AND ALL       REGISTERED/OVERNIGHT MAIL
                        CORRESPONDENCE                  Tamarack Funds
                        Tamarack Funds                  c/o BFDS
                        P.O. Box 219757                 330 W. 9th St.
                        Kansas City, MO 64121-9757      Kansas City, MO 64105
                        1. Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                        2. Make check or bank draft payable to "Tamarack Funds" and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.
                        3. Mail or courier application and payment to the applicable address above.
-------------------------------------------------------------------------------------------------------------------------
BY INTERNET             Visit the Funds' website, www.tamarackfunds.com, and follow the instructions provided.
-------------------------------------------------------------------------------------------------------------------------
BY WIRE                 UMB Bank, n.a.                  Call 1-800-422-2766 to obtain an account number, instructions
                        Kansas City, Missouri           for sending your account application to the Funds, and
                            ABA #101000695              instructions for your bank to wire your investment. After
                        For Tamarack Treasury Plus      confirming receipt with the Funds, contact your bank to send
                        Money Market Fund               money via wire (you must include the Funds' banking
                            AC = 9870326213             instructions and your account number).
                        Please provide:
                        Your account number and
                        account name
-------------------------------------------------------------------------------------------------------------------------



PLEASE NOTE: YOU MUST MEET THE MINIMUM INITIAL INVESTMENT AMOUNT TO OPEN AN ACCOUNT.

                                                              QUESTIONS?
                                                     Call 1-800-422-2766 or your
                                                      investment representative.

INSTRUCTIONS FOR PURCHASING AND ADDING TO YOUR SHARES

     TO PURCHASE ADDITIONAL SHARES DIRECTLY FROM THE FUND, PLEASE FOLLOW THE INSTRUCTIONS BELOW. (If purchasing additional shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase additional shares and he or she will assist you with the necessary documentation.)

BY TELEPHONE         1-800-422-2766                   You may make additional investments  by telephone. After the
                                                      Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and the
                                                      participating banks.
-------------------------------------------------------------------------------------------------------------------------
BY MAIL              REGULAR MAIL                     REGISTERED/OVERNIGHT MAIL
                     Tamarack Funds                   Tamarack Funds
                     P.O. Box 219757                  c/o BFDS
                     Kansas City, MO 64121-9757       330 W. 9th St.
                                                      Kansas City, MO 64105
                     1. Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
                     o  Account name and account number
                     o  Fund name
                     o  Share class
                     2. Make check, bank draft or money order payable to "Tamarack Funds" and include your account number on the check.
                     3.  Mail or deliver stub and payment to the applicable address above.
-------------------------------------------------------------------------------------------------------------------------
BY WIRE              UMB Bank, n.a.                   Wire share purchases should include the names of each account
                     Kansas City, Missouri            owner, your account number and the name of the Fund in which you
                         ABA #101000695               are purchasing shares. You should notify the Funds by telephone
                     For Tamarack Treasury Plus       that you have sent a wire purchase order to UMB Bank.
                     Money Market Fund
                         AC = 9870326213
                     Please provide:
                     Your account number and
                     account name
-------------------------------------------------------------------------------------------------------------------------
BY INTERNET          Visit the Funds' website, www.tamarackfunds.com, and follow the instructions provided.
-------------------- ----------------------------------------------------------------------------------------------------



                                                              QUESTIONS?
                                                     Call 1-800-422-2766 or your
                                                      investment representative.

     You may also add to your Tamarack Treasury Plus Money Market Fund account using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

DIRECTED DIVIDEND OPTION

     By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. You may change or terminate your participation in the reinvestment option at any time.



INTRODUCTION TO SELLING SHARES

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

     As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

     You may withdraw from your account at any time in the following amounts:

     o $25,000 maximum for redemptions requested by mail WITHOUT a Medallion signature guarantee*

     o $25,000 minimum for redemptions requested by mail with a Medallion signature guarantee

     o    $25,000 minimum and up to $250,000 for Fund website redemptions

     o $25,000 minimum for redemptions wired to a bank or similar account ($10 fee)**

     o    $25,000 minimum for exchanges to another eligible Tamarack Fund

     o $25,000 minimum via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

     o $25,000 minimum and up to $250,000 by telephone (for authorized accounts)

     *A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or
(2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

     **A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

     Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

     Please refer to "Additional Policies on Redemptions" below.

     The Fund reserves the right to amend their redemption policies. Shareholders will be notified of changes.

     TO REDEEM SHARES DIRECTLY FROM THE FUND, PLEASE FOLLOW THE INSTRUCTIONS BELOW. (If redeeming shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to redeem shares and he or she will assist you. Your investment representative may have transaction minimums and/or transaction times that will affect your redemption.)

BY TELEPHONE            1-800-422-2766        You may withdraw a minimum of $25,000 up to $250,000 by telephone, provided that your account is authorized for telephone redemptions. The
                                              Funds will send proceeds only to the address or bank of record. You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern Time for the trade to be processed with that day's closing price.
-------------------------------------------------------------------------------------------------------------------------
BY MAIL                 REGULAR MAIL          REGISTERED/OVERNIGHT MAIL
                        Tamarack Funds        Tamarack Funds
                        P.O. Box 219757       c/o BFDS
                        Kansas City, MO       330 W. 9th St.
                        64121-9757            Kansas City, MO 64105
                        1. In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See "Signature Guarantees" below for information on when a Medallion signature guarantee is required.
                        2. Mail or courier the letter to the applicable address above.
-------------------------------------------------------------------------------------------------------------------------
BY WIRE                 Redemption proceeds ($25,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability.
                        See "Signature Guarantees" below for information on when a Medallion signature guarantee is required.
-------------------------------------------------------------------------------------------------------------------------
BY INTERNET             Visit the Funds' website, www.tamarackfunds.com, and follow the instructions provided.
                        Provided you are an eligible shareholder and have previously registered, you may withdraw a minimum of $25,000 up to $250,000 through the website.
----------------------- -------------------------------------------------------------------------------------------------

                                                             QUESTIONS?
                                                     Call 1-800-422-2766 or your
                                                      investment representative.

ADDITIONAL POLICIES ON SELLING SHARES (REDEMPTIONS)

     We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

     If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

WITHDRAWAL BY DRAFT

     Withdrawal by Draft (check) is limited to open and collected account shares of the Tamarack Treasury Plus Money Market Fund. Draft amounts must be a minimum of $25,000.

SIGNATURE GUARANTEES

     You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

     o A redemption check sent to a different payee, bank or address than we have on file;

     o A redemption check mailed to an account address that has been changed within the last 30 days;

     o    A redemption for more than $25,000 in writing; or

     o    A change in account registration or redemption instructions.

REDEMPTION IN KIND

     Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $1,000,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

MINIMUM ACCOUNT SIZE

     The Fund reserves the right to close accounts which do not maintain balances at or above the minimum account opening balance. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.



                                                             QUESTIONS?
                                                     Call 1-800-422-2766 or your
                                                      investment representative.

TELEPHONE/INTERNET SERVICES

     During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Eligible shareholders may also access the Funds' web site, www.tamarackfunds.com.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

SHAREHOLDER MAILINGS

     To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

MARKET TIMING AND EXCESSIVE TRADING

     Market timing may interfere with the management of a Fund's portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. On behalf of the Tamarack Funds, the Board of Trustees has adopted policies and procedures to discourage short term trading or to compensate the Funds for costs associated with it.

     RESTRICTION AND REJECTION OF PURCHASE OR EXCHANGE ORDERS. The Tamarack Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by proper payment. The Tamarack Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

     If detected, once an accountholder makes five exchanges between Tamarack Funds during a calendar year, the ability to make additional exchanges for that account will be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund's discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

     The Tamarack Funds' policy limiting the number of exchanges (and imposing redemption fees on its other funds offered by other prospectuses) applies uniformly to all investors. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Tamarack Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may invest in numerous fund families with differing market timing policies, the Tamarack Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

     If the Tamarack Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the Tamarack Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate the exchange privilege without prior notice.

     RISKS PRESENTED BY EXCESSIVE TRADING PRACTICES. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund's investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the Funds' policies and procedures regarding the disclosure of portfolio holdings is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid daily. Dividends will also be paid at any time during the month upon total redemption of shares in an account.

     Each Fund will declare and pay its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.

     Shares begin to earn dividends on the first business day following the day upon which they are purchased, and will continue to earn dividends through, but not after, the business day of redemption.

TAXES

     Dividends paid out of a Money Market Fund's investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by a Money Market Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

     Because no portion of a Money Market Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Money Market Fund is expected to be eligible for the reduced tax rates applicable to "qualified dividend income" for individual shareholders, or for the dividends received deduction for corporate shareholders.

     Money Market Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Money Market Fund shares.

     A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Money Market Fund in October, November or December with a record date in such a month and paid by the Money Market Fund during January of the following calendar year.

     Each year, your Money Market Fund will notify you of the tax status of dividends and other distributions.

     Upon the sale or other disposition of your Money Market Fund shares, you generally should not realize a taxable gain or loss if the Money Market Fund maintains a stable share price.

     Money Market Fund distributions also may be subject to state, local and foreign taxes. In many states, Money Market Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Money Market Fund.

ORGANIZATIONAL STRUCTURE

     Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees.

PRIVACY POLICY

                                 TAMARACK FUNDS
                      NOTICE OF PRIVACY POLICY & PRACTICES

     The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Funds' shares.

     We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

COLLECTION OF CUSTOMER     We collect nonpublic personal information about our
INFORMATION                customers from the following  sources:

                              o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                              o ACCOUNT HISTORY, including information about the transactions and balances in a customer's accounts; and

                              o   CORRESPONDENCE, written, telephonic or
                                  electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

DISCLOSURE OF CUSTOMER     We may disclose all of the information described
INFORMATION                above to certain third parties who  are not
                           affiliated with the Tamarack Funds under one or more of these circumstances:

                              o AS AUTHORIZED -- if you request or authorize the disclosure of the information.

                              o AS PERMITTED BY LAW -- for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                              o UNDER JOINT AGREEMENTS -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY, SAFEGUARDING     We require service providers to the Tamarack Funds:
AND DESTRUCTION OF
CUSTOMER INFORMATION          o   to maintain policies and procedures designed
AND REPORTS                       to assure only appropriate access to, and
                                  use of information about customers of, the Tamarack Funds;

                              o   to maintain physical, electronic and
                                  procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;

                              o   to maintain physical, electronic and
                                  procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

DELEGATION                 The Tamarack Funds have delegated the responsibility
                           to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds' transfer agent and/or any other service provider who may come into possession of such information.


     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

     For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:
                                 Tamarack Funds
                                 P.O. BOX 219757
                           Kansas City, MO 64121-9757
                            Telephone: 1-800-422-2766
You may also visit the Fund's website at www.tamarackfunds.com for a free copy of the Fund's prospectus or SAI.


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS                                                           PRSRT STD
PO Box 219757                                                    U.S. POSTAGE
Kansas City, MO 64121-9757                                           PAID
                                                                PERMIT NO. 2891
                                                                KANSAS CITY MO

                              TAMARACK FUNDS TRUST
                       100 SOUTH FIFTH STREET, SUITE 2300
                          MINNEAPOLIS, MINNESOTA 55402

                         GENERAL AND ACCOUNT INFORMATION
                                 (800) 422-2766

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2006,

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") DESCRIBES THE TAMARACK TREASURY PLUS MONEY MARKET FUND ( A "FUND") OF TAMARACK FUNDS TRUST (THE "TRUST") ADVISED BY VOYAGEUR ASSET MANAGEMENT INC. (THE "ADVISOR" OR "VOYAGEUR").

Shares of the Fund are sold to the public by Tamarack Distributors Inc. (referred to as "Distributor,") as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates.

The Trust is offering an indefinite number of shares of the single class of shares offered by the Fund. See "Additional Purchase and Redemption Information" and "Other Information -- Capitalization" below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Tamarack Treasury Plus Money Market Fund, as applicable, dated September 1, 2006, (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Copies of the Annual Reports and the Prospectus are available without charge, and may be obtained by writing or calling the Fund at the address or telephone number printed above.

                                TABLE OF CONTENTS
                                                                            PAGE

Investment Policies                                                          3
   The Fund                                                                  3
   U.S. Government Securities                                                3
   Repurchase Agreements                                                     4
   Loans Of Portfolio Securities                                             4
   Forward Commitments and When Issued Securities                            4
   Investment Companies                                                      5
Investment Restrictions                                                      5
Additional Purchase And Redemption Information                               6
Management                                                                   8
   Principal Shareholders                                                   13
   Investment Advisor                                                       13

   Proxy Voting Policies                                                    15
   Distribution Of Fund Shares                                              15
   Additional Payments                                                      15
   Administrative Services                                                  16
Determination Of Net Asset Value                                            16
Portfolio Transactions                                                      17
   Portfolio Turnover                                                       18
Taxation                                                                    18
Other Information                                                           20
   Capitalization                                                           20
   Voting Rights                                                            20
   Other Service Providers                                                  20
   Independent Registered Public Accounting Firm                            20
   Counsel                                                                  21
   Code Of Ethics                                                           21
   Portfolio Disclosure Policies And Procedures                             21
   Registration Statement                                                   22
   Financial Statements                                                     22
Appendix A                                                                 A-1
Appendix B                                                                 B-1

                               INVESTMENT POLICIES

This SAI discusses the investment objectives of the Fund and the policies employed by the Fund to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund's shareholders.


TAMARACK TREASURY PLUS MONEY MARKET FUND


RULE 2A-7 STANDARDS. The Tamarack Treasury Plus Money Market Fund is managed in accordance with Rule 2a-7 ("Rule 2a-7") under the 1940 Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds. Tamarack Funds Trust's Board of Trustees has adopted guidelines designed to ensure compliance with Rule 2a-7 by the Fund, and the Board oversees the day-to-day determinations by Voyageur Asset Management Inc., the Fund's investment advisor (the "Advisor"), that the Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Fund is managed in accordance with standards that are more strict than those required by Rule 2a-7.

The Fund may invest exclusively in U.S. Treasury bills, notes, bond, and other U.S. Treasury obligations issued or guaranteed by the U.S. government and repurchase agreements collateralized by such obligations. These securities present minimal credit risk and are within Rule 2a-7's definition of "Eligible Securities." Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. Securities purchased by the Tamarack Treasury Plus Money Market Fund mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and quality characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less.

Because the Fund may invest exclusively in obligations issued by the U.S. Treasury or guaranteed by the U.S. government, it is not subject to the limitations under Rule 2a-7 whereby the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments, as U.S government securities or other securities subject to guarantees are not subject to this test.



            DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES

U.S. GOVERNMENT SECURITIES
U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the net asset value of any Fund's shares. See below for a description of the specific type of U.S. Government securities in which the Tamarack Treasury Plus Money Market Fund may invest.

U.S. TREASURY SECURITIES
U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds. U.S. Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. Treasury.

U.S. GOVERNMENT AGENCY SECURITIES
U.S. Government Agency securities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies are supported by the full faith and credit of the U.S. Treasury, such as mortgage-backed certificates issued by the Government National Mortgage Association. The Fund only invests in agency securities issued by the U.S. Treasury or guaranteed by the U.S. Treasury, such as mortgage-backed certificates issued by the Government National Mortgage Association (Ginnie
Mae).

REPURCHASE AGREEMENTS The Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers, provided such agreements are collateralized by obligations issued or guaranteed by the U.S. Treasury. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Fund to earn income for periods as short as overnight. Repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Fund may enter into repurchase agreements with banks, brokers, or dealers who meet the Advisor's credit guidelines. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers the Advisor deems creditworthy, and only if the agreement is collateralized by securities in which the Fund is permitted to invest. As a non-fundamental policy, the Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments. The Advisor will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

LOANS OF PORTFOLIO SECURITIES The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund.

The Fund will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Fund will then pay the lending agent a percentage of the lending income. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Fund based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Fund assumes all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES The Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund maintains a segregated or earmarked account with the Trust's custodian, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis and forward commitments involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although the Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund's assets. Although the Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Fund's portfolios are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

When payment is made for when-issued securities, the Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Fund to realize income not exempt from federal income taxation.

INVESTMENT COMPANIES The Fund may invest in securities issued by other investment companies. The Fund may only invest in the securities of other investment companies which invest exclusively in obligations issued or guaranteed by the U.S. Treasury. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by Shareholders.

                             INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of the Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of the Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1) the Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

(2) the Fund may not purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

Additionally, the Fund has the following investment restrictions:

     (3) the Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (4) the Fund will not issue any class of senior securities, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (5) the Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

     (6) the Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

     (7) the Fund will not make loans, except as permitted under, or to the extent not prohibited by, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (8) the Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (9) the Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

The Tamarack Treasury Plus Money Market Fund may not:

1. pledge, mortgage or hypothecate its assets, except that to secure borrowing permitted by fundamental investment restriction number (2) above, it may pledge securities having a market value at the time of such pledge not exceeding 15% of its total assets;

2. invest in companies for the purpose of exercising control or management of another company;

3. write, purchase or sell put or call options, straddles, spreads or any combination thereof;

4. sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions;

5. purchase common stocks, preferred stocks, warrants or other equity securities; or

6. invest more than 10% of its assets in all forms of illiquid securities. (An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.)



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

PURCHASES

Neither the Fund nor the entities that provide services to it (the "Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a medallion signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Advisor at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Fund will consider you to have approved the information in the statement.

The shares you purchase are held by the Fund in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Fund reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Fund's special investment programs.

The Fund reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustain a loss as the result of failure by a purchaser to make payment, the Fund's underwriter will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

SALES (REDEMPTIONS)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Fund will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Fund may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. The Fund reserve the right to refuse a telephone or fund web site redemption request. At our option, the Fund may pay such redemption by wire or check. The Fund may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

The Fund may accept drafts (checks) on the form provided by the Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at the custodian for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $25,000, and may be drawn only against shares held in open account (no certificate outstanding). The Fund and the Advisor may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and to the specific conditions relating to this privilege as well as the general conditions set out above.

Due to the high cost of maintaining smaller accounts, the Fund have retained the authority to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action, if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Fund have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

SHARES

The single share class of shares of the Fund is sold on a continuous basis by the particular Fund's Distributor, and each Distributor has agreed to use appropriate efforts to solicit all purchase orders.




                                   MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund and the conduct of the Trust's business. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Fund's performance.

The age, address and principal occupations for the past five years of each Trustee and executive officer of the Trust are listed below. Each Trustee and officer serves in such capacity for an indefinite period of time until their removal, resignation or retirement. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES
--------------------

----------------------------------------------------------------------------------------------------------------------------
                                     POSITION,
                                      TERM OF
                                    OFFICE AND                                                 NUMBER OF         OTHER
                                     LENGTH OF                                               PORTFOLIOS IN  DIRECTOR/TRUSTEE
                                    TIME SERVED                                              FUND COMPLEX   POSITIONS HELD
                                     WITH THE              PRINCIPAL OCCUPATION(S)            OVERSEEN BY         BY
    NAME, AGE AND ADDRESS(1)           TRUST                 DURING PAST 5 YEARS                TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
T. Geron Bell (65)                 Indefinite     President of Twins Sports, Inc. (parent          15            None
                                   (Trustee       company of the Minnesota Twins) since
                                   since          since November 2002; prior thereto
                                   January 2004)  President of the Minnesota Twins
                                                  Baseball Club Incorporated since 1987.

----------------------------------------------------------------------------------------------------------------------------
Lucy Hancock Bode (55)             Indefinite     Healthcare consultant (self-employed).           15            None
2518 White Oak Road                (Trustee
Raleigh, NC 27609                  since
                                   January 2004)

----------------------------------------------------------------------------------------------------------------------------
Leslie H. Garner Jr. (56),         Indefinite     President, Cornell College.                      15            None
Cornell College.                   (Trustee
600 First Street West              since
Mt. Vernon, IA 52314               January 2004)

----------------------------------------------------------------------------------------------------------------------------
Ronald James (55)                  Indefinite     President and Chief Executive Officer,           15            Best Buy Co.
                                   (Trustee       Center for Ethical Business Cultures                           Inc.; Bremer
                                   since          since 2000; President and Chief                                Financial
                                   January 2004)  Executive Officer of the Human Resources                       Corporation
                                                  Group, a division of Ceridian
                                                  Corporation, 1996-1998. Ceridian
                                                  Corporation is an information
                                                  services company specializing
                                                  in human resources outsourcing
                                                  solutions.

----------------------------------------------------------------------------------------------------------------------------
John A. MacDonald (57)             Indefinite,    Chief Investment Officer, Hall Family            15            None
P.O. Box 419580                    (Trustee       Foundation.
Mail Drop 323                      since
Kansas City, Missouri 64141        January 2004)

----------------------------------------------------------------------------------------------------------------------------
                                     POSITION,
                                      TERM OF
                                    OFFICE AND                                                 NUMBER OF         OTHER
                                     LENGTH OF                                               PORTFOLIOS IN  DIRECTOR/TRUSTEE
                                    TIME SERVED                                              FUND COMPLEX   POSITIONS HELD
                                     WITH THE              PRINCIPAL OCCUPATION(S)            OVERSEEN BY         BY
    NAME, AGE AND ADDRESS(1)           TRUST                 DURING PAST 5 YEARS                TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
H. David Rybolt (64)               Indefinite     Consultant, HDR Associates (management           15            None
                                   (Trustee       consulting)
                                   since
                                   January
                                   2004)

----------------------------------------------------------------------------------------------------------------------------
James R. Seward (53)               Indefinite     Private investor, 2000 to present;               15            Syntroleum
                                   (Trustee       Financial Consultant, Seward & Company,                        Corp. and
                                   since          LLC, 1998-2000; CFA.                                           American
                                   January 2004)                                                                 Retirement
                                                                                                                 Corp.

----------------------------------------------------------------------------------------------------------------------------
William B. Taylor (61)             Indefinite     Consultant (2003-present) Partner (until         15            None
                                   (Trustee       2003) Ernst & Young LLP
                                   since
                                   September
                                   2005)
----------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
-------------------

----------------------------------------------------------------------------------------------------------------------------
Erik R. Preus (41)                 Indefinite     Chief Operating Officer, Voyageur Asset          15            None
                                   (Trustee       Management (2005 to present); Director,
                                   since March    Investment Consulting Services, RBC Dain
                                   2006)          Rauscher Inc; (2004-2005); Director,
                                                  Voyageur Advisory Services; Voyageur
                                                  Asset Management (2003-2004); Senior
                                                  Vice President, Divisional Sales
                                                  Manager, PIMCO Allianz Investments, and
                                                  its predecessor firm, Nicholas Applegate
                                                  (2001-2003).
----------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each Trustee is 100 South Fifth Street, Suite 2300, Minneapolis,
Minnesota 55402.

EXECUTIVE OFFICERS(1)
---------------------

----------------------------------------------------------------------------------------------------------------------------
                                         POSITION, TERM OF
                                       OFFICE AND LENGTH OF
                                            TIME SERVED
      NAME, AGE AND ADDRESS                WITH THE TRUST                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers (45)             President and Chief Executive      Managing Director, Voyageur Asset Management (2000
                                     Officer January 2004;              to present); Executive Officer Director of Mutual
                                                                        Funds, Voyageur Asset Management (2003 to since
                                                                        January 2004; present); Chief Financial Officer,
                                                                        Great Hall Investment Funds, Inc. (2001-2003);
                                                                        Compliance Officer, Great Hall Investment Funds,
                                                                        Inc. (2000-2001); Director of Finance, Voyageur
                                                                        Asset Management (2000-2003); Vice President and
                                                                        Manager, Financial Reporting, RBC Dain Rauscher
                                                                        (1998-2000); formerly, President and Chief
                                                                        Executive Officer(2).

----------------------------------------------------------------------------------------------------------------------------
David P. Lux (51)                    Treasurer, Chief Financial         Vice President and Mutual Funds Finance Manager,
                                     Officer and Principal Accounting   Voyageur Asset Management (2004 to present);
                                     Officer since September 2005       Senior Financial Analyst, Voyageur Asset
                                                                        Management (2003-2004); Senior Financial Analyst,
                                                                        RBC Dain Rauscher (1995-2003).

----------------------------------------------------------------------------------------------------------------------------
Martin A. Cramer (56)                Assistant Secretary, Senior        Vice President and Mutual Fund Administration
                                     Compliance Officer, and AML        Manager, Voyageur Asset Management (2003 to
                                     Compliance Officer since January   present); formerly, Legal and Regulatory Affairs
                                     2004                               Vice President, Chief Compliance Officer and
                                                                        Secretary, Jones & Babson, Compliance Officer
                                                                        Inc. (mutual fund management company); Vice
                                                                        President, Assistant Secretary, Chief Compliance
                                                                        Officer and AML Compliance Officer(2); and Vice
                                                                        President, Chief Compliance Officer and
                                                                        Secretary, Buffalo Fund Complex (1994-2003) and
                                                                        Secretary, Gold Bank Funds (2001-2003).

----------------------------------------------------------------------------------------------------------------------------
                                         POSITION, TERM OF
                                       OFFICE AND LENGTH OF
                                            TIME SERVED
      NAME, AGE AND ADDRESS                WITH THE TRUST                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Kathleen A. Gorman (42)              Chief Compliance Officer ("CCO")   Chief Compliance Officer (April 2006 to present),
                                     since April 2006                   Voyageur Asset Management; Director, Asset
                                                                        Management Compliance, RiverSource Invesments
                                                                        (2004-2006); Senior Compliance Officer, U.S.
                                                                        Bancorp Asset Management (1994-2004).

----------------------------------------------------------------------------------------------------------------------------
Monica V. Ballard (37)               Secretary and Chief Legal          Senior Associate General Counsel, RBC Dain
                                     Officer since September 2005       Rauscher (2004 to present); Counsel, Allianz Life
                                                                        (2002-2004); Associate Counsel, American Express
                                                                        Financial Advisors (1996-2002).

----------------------------------------------------------------------------------------------------------------------------
John M. Huber (38)                   Chief Investment Officer, Fixed    Chief Investment Officer, Fixed Income, Voyageur
                                     Income Products since February     Asset Management February 2005); Galliard Capital
                                     2005                               Management, Principal and Senior Portfolio Manager
                                                                        (1995-2004).

----------------------------------------------------------------------------------------------------------------------------
Nancy M. Scinto (47)                 Chief Investment Officer, Equity   Managing Director and Director of Research,
                                     Products since January 2004        Voyageur Asset Management (2003 to present);
                                                                        Managing Director, Voyageur Asset Management
                                                                        (1999-2003).

----------------------------------------------------------------------------------------------------------------------------
Gordon Telfer (40)                   Portfolio Strategis since March    Vice President and Senior Portfolio Manager,
                                     2004                               Voyageur Asset Management (2004 to present); Vice
                                                                        President and Portfolio Manager, Voyageur Asset
                                                                        Management (2003-2004); Senior Portfolio
                                                                        Manager, Alliance Capital Management
                                                                        (2000-2003); Senior Vice President, Global
                                                                        Strategist, Scudder Kemper Investments
                                                                        (1997-2000).

----------------------------------------------------------------------------------------------------------------------------

(1)     The address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)     Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc.,
        Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson
        Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc. and
        Investors Mark Series Fund, Inc.

The Trust has an Audit Committee, consisting of Trustees that are not "interested persons" of the Trust as that term is defined by the 1940 Act (the "Independent Trustees"). Current members are Messrs. Garner, Rybolt and Taylor. As set forth in its charter, the primary duties of the Trust's Audit Committee are: (1) to approve the appointment, compensation, retention and oversight of the work of any independent auditors engaged for the purpose of performing an audit of the Funds' financial statements and preparing or issuing an audit report or performing other attest services for the Funds (including resolution of disagreements between the independent auditors and the Trust's management or BISYS Fund Services Ohio, Inc., regarding financial reporting); (2) to inquire as to and review information concerning the independence of the auditors, specifically as to whether the auditors have provided any non-attest services to the Funds or any entity related to the Trust or to its service providers that have not been pre-approved by the Audit Committee or its delegate; (3) to receive the auditors' specific written representation as to their independence;
(4) to meet with the Funds' independent auditors in advance of any audit work to review (a) the arrangements for, the procedures to be used in, and the scope of the annual or any special audits, with particular attention to a review of critical accounting policies; (b) to review in advance the staffing for the performance of the audit work and to obtain assurance that the work will be performed by personnel with sufficient "fund" experience and that the engagement and other "critical" position partners meet all applicable regulations regarding partner and other personnel rotation requirements; (c) any changes in fund-related generally accepted accounting principles that may have been promulgated during the past year; (d) any changes in internal controls or accounting practices that the Trust's management, the auditors or any of the other service providers have proposed since the last audit or are proposing in connection with the upcoming audit or audits; (5) to meet with the Funds' independent auditors at the completion of the annual or any special audits to review and discuss: (a) the auditors' findings, proposed adjustments, and recommendations with respect to financial statement presentation and footnote disclosure in the underlying financial statements and their presentation to the public in the Annual Report and Form N-SAR; (b) any disagreements regarding potential adjustments to the financial statements or other reports; (c) any concerns regarding the adequacy or accuracy of footnote disclosures; (d) the form of opinion the auditors propose to issue with respect to the Annual Report and Form N-SAR; (e) any concerns regarding the internal controls of the advisor or any service provider with respect to any of the Funds; (6) to investigate any reports from Trust officers or employees or service providers to the Funds regarding significant deficiencies in internal controls that could adversely affect the Funds' ability to record, process, summarize or report financial data, or any fraud, whether material or not, that involves the adviser, BISYS Fund Services Ohio, Inc., any other service provider or employees who play a role in the Funds' internal controls; (7) to consider the effect upon the Funds of any accounting principle or practices proposed by the adviser, BISYS Fund Services Ohio, Inc., or the auditors; (8) to review and approve the fees proposed or charged by the auditors for audit and non-audit services; (9) to investigate any improprieties or suspected improprieties in Fund financial and accounting operations that come to the Audit Committee's attention; (10) to pre-approve, or delegate the authority to pre-approve, audit and permissible non-audit services as described in the charter; (11) to report on its activities to the Board of Trustees on a regular basis and to make recommendations regarding the above matters and such other matters as the Audit Committee finds necessary or appropriate; and (12) to establish and periodically review procedures for the receipt, retention, and treatment of complaints received by the Funds regarding accounting, internal accounting controls, or auditing matters. For the fiscal year ending September 30, 2005, the Audit Committee met four times.

The Trust has a Nominating Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by to the full Board. For non-Independent Trustees, the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ending September 30, 2005, the Nominating Committee met two times.

The Trust has a Corporate Governance Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. For the fiscal year ending September 30, 2005, the Corporate Governance Committee met four times.

The Trust has a Valuation, Portfolio Management and Performance Committee currently comprised of Messrs. Bell, Preus, MacDonald and Seward. As set forth in its charter, the primary duties of the Trust's Valuation Committee are: (1) to review the actions of the Trust's Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust's Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds' portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds' performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to investigate matters brought to its attention within the scope of its duties; (6) to assure that all its actions are recorded in minutes of its meetings and maintained with the Fund's records; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ending September 30, 2005, the Valuation Committee met four times.

The table below shows the value of each Trustee's holdings in the Tamarack Funds as of December 31, 2005.

---------------------------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                     REGISTERED INVESTMENT
                                                                                     COMPANIES OVERSEEN BY
                                               DOLLAR RANGE OF EQUITY                 TRUSTEE IN FAMILY OF
                                               SECURITIES IN THE FUND                 INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

---------------------------------------------------------------------------------------------------------------------
T. GERON BELL                                             0                            $10,001 to $50,000

---------------------------------------------------------------------------------------------------------------------
LUCY HANCOCK BODE                                         0                            $10,001 to $50,000

---------------------------------------------------------------------------------------------------------------------
LESLIE H. GARNER JR.                                      0                              Over $100,000

---------------------------------------------------------------------------------------------------------------------
RONALD JAMES                                              0                            $10,001 to $50,000

---------------------------------------------------------------------------------------------------------------------
JOHN A. MACDONALD                                         0                            $10,001 to $50,000

---------------------------------------------------------------------------------------------------------------------
H. DAVID RYBOLT                                           0                              Over $100,000

JAMES R. SEWARD                                           0                              Over $100,000

---------------------------------------------------------------------------------------------------------------------
WILLIAM B. TAYLOR                                         0                            $10,001 to $50,000

INTERESTED TRUSTEE
------------------

---------------------------------------------------------------------------------------------------------------------
MIKE LEE**                                                0                            $10,001 to $50,000

Trustees of the Trust who are not directors, officers or employees of the Advisor, Administrator or Sub-Administrator receive from the Trust an annual retainer of $20,000 (plus $2,500 for a Trustee serving as Independent Chair of the Board of Trustees or Chair of the Audit Committee, or $1,000 for a Trustee serving as Chair of any other Board committee), a quarterly meeting fee of $4,000 for each in-person Board of Trustees meeting attended, a meeting fee of $1,000 for each telephonic meeting attended, and a $500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, Administrator or Sub-Administrator do not receive compensation from the Trust.

The table below sets forth the compensation received by each Trustee from the Trust during the Trust's fiscal year ended September 30, 2005.

                                                           PENSION OR
                                                           RETIREMENT
                                   AGGREGATE            BENEFITS ACCRUED         ESTIMATED ANNUAL        TOTAL COMPENSATION
                               COMPENSATION FROM         AS PART OF FUND           BENEFITS UPON          FOR FUND COMPLEX
                                     FUNDS                  EXPENSES                RETIREMENT             PAID TO TRUSTEE

INDEPENDENT TRUSTEES
--------------------

T. Geron Bell                       40,000                    None                     None                    $40,000
Lucy Hancock Bode                   40,500                    None                     None                     40,500
Leslie H. Garner, Jr.               40,000                    None                     None                     40,000
Ronald James                        40,500                    None                     None                     40,500
John A. MacDonald                   39,000                    None                     None                     39,000
H. David Rybolt                     42,500                    None                     None                     42,500
James R. Seward                     42,500                    None                     None                     42,500
William B. Taylor                   20,125                    None                     None                     20,125
Jay H. Wein*                        39,000                    None                     None                     39,000

INTERESTED TRUSTEE
------------------

Michael T. Lee**                     None                     None                     None                     None
Erik R. Preus**                      None                     None                     None                     None

----------
* Effective December 1, 2005, Mr. Wein retired from the Board of Trustees.
** Effective March 8, 2006, Mr. Lee resigned from the Board of Trustees and Mr. Preus was appointed to the Board .

PRINCIPAL SHAREHOLDERS

As of July 31, 2006, no individuals owned 5% or more of the shares of the Tamarack Treasury Plus Money Market Fund:

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a Fund it controls without the consent or approval of other shareholders.

INVESTMENT ADVISOR

Voyageur Asset Management Inc. (the "Advisor" or "Voyageur"), 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment advisor to the Fund pursuant to Investment Advisory Agreements dated as of April 16, 2004. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"). RBC is one of North America's leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employees approximately 70,000 people who serve more than 14 million personal, business and public sector clients through offices in North America and some 30 countries around the world.

As of December 31, 2005, Voyageur's investment team managed approximately $27.0 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private non-profits, foundations, endowments and healthcare organizations. For its services to the Fund, the Advisor receives from each Fund a fee at an annual rate based on each Fund's average daily net assets. The rates for each Fund are as follows:

                                                 FEE RATE AS A PERCENTAGE OF
              FUND                                 AVERAGE DAILY NET ASSETS
              ----                               ---------------------------
Tamarack Treasury Plus Money Market  Fund                    0.15%

Under the terms of the Investment Advisory Agreement for the Fund between the Trust and the Voyageur, the investment advisory services of the Advisor to the Fund are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such parties, at a meeting called for the purpose of voting on the Investment Advisory Agreements, held on May 25, 2006, and by the Fund's sole initial shareholder on [August 15, 2006]. The Investment Advisory Agreement for each Fund will remain in effect for one year and will continue thereafter for each Fund only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Trust's entire Board of Trustees on 60 days written notice to the Advisor, or by the Advisor on 60 days written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor has also agreed to limit, pursuant to an Expense Limitation Agreement, the net annual operating expense of the Tamarack Treasury Plus Money Market Fund to 0.20%. This expense limitation agreement is effective, at least, through September 1, 2007.


PORTFOLIO MANAGER COMPENSATION

A portfolio manger's compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds have and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. Each adviser has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and codes of ethics.

Information about other accounts managed by the portfolio management team responsible for the Tamarack Treasury Plus Money Market Fund is included Appendix B.

The following portfolio manager compensation information is presented as of May 31, 2006.

VOYAGEUR ASSET MANAGEMENT OVERALL COMPENSATION PHILOSOPHY
Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan.

Voyageur calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all Voyageur employees are determined by two factors: the firm's financial performance and individual performance. All portfolio managers, analyst and traders for both the equity and fixed income teams are compensated in the same manner for all accounts, whether or not they are mutual fund, separately managed or pooled products. The criteria for calculating annual bonuses and incentive plan payouts for each portfolio management team (fixed and equity) is described below:

FIXED INCOME TEAM
In addition to a base salary, each fixed income investment professional, which includes the Tamarack Treasury Plus Money Market Fund portfolio management team, is eligible to receive an annual performance bonus based both on the performance of the portfolio styles the team manages versus their respective benchmarks and/or peer groups and on certain other subjective factors. 75% of the annual bonus is based on the fixed income team's performance against these benchmarks and/or peer groups, with each different style being a weighted percent of the total 75% calculation, the remaining 25% is based on subjective factors further described below.

A portion of the subjective component of fixed income professionals' bonus is based on their performance versus factors such as goal achievement, account responsibility, team responsibility, client focus, communications, attitude, and professionalism. A portion of the subjective bonus component is also related to the Tamarack Treasury Plus Money Market Fund and is based upon additional subjective factors which include both effective risk control and portfolio compliance. No specific performance benchmark is used. The bonus component related to all other cash management accounts managed by the fixed income team is calculated using these same criteria and methodology.

Voyageur's Long Term Incentive plan covers key executives, including all of the fixed income portfolio managers performing services for the Tamarack Funds. Each individual participating in the Long Term Incentive plan is issued performance units with a three-year cliff vesting. The value of these performance units at the time of vesting is tied to the cumulative operating results of the total Voyageur business unit over the vesting period. This plan serves as a proxy for ownership benefits.

MANAGEMENT TEAM'S BENEFICIAL OWNERSHIP OF THE FUND
A portfolio manager's beneficial ownership of a Fund is defined as the portfolio manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the portfolio manager's immediate family or by a trust of which the portfolio manager is a trustee could be considered ownership by the portfolio manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the portfolio manager has any direct or indirect beneficial ownership in the Fund listed. As of August 31, 2006, no portfolio manager's owned shares in the Tamarack Treasury Plus Fund.


PROXY VOTING POLICIES

The Trust has adopted Proxy Voting Policies that delegate the responsibility for voting proxies to Wells Fargo Bank, N.A., the Trust's Custodian, in accordance with its proxy voting guidelines, subject to oversight by the Trust's Board of Trustees. The Proxy Voting Policies of the Fund and Wells Fargo Bank, N.A. are attached as Appendix A and Exhibit A, respectively.


DISTRIBUTION OF FUND SHARES

Tamarack Distributors Inc. is principal underwriter for shares of the Tamarack Treasury Plus Money Market Fund (Tamarack Distributors Inc. is referred to as a "Distributor,"). The Distributor is located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Distributor is an affiliate of Voyageur. The Distributor serves pursuant to a Distribution contract, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution contract provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Fund's shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.


ADDITIONAL PAYMENTS. The Distributors or the Advisor may make additional payments, out of their own resources and at no additional cost to the Fund or its shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Fund's shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Advisor also makes annual inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to an affiliate, RBC Capital Markets Inc., equal to 0.02% of the average net assets of clients of RBC Capital Markets Inc. in recognition of distribution-related services provided by RBC Capital Market Inc. to the Fund's Distributor. In addition, certain Intermediaries may receive sub-transfer agency fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

ADMINISTRATIVE SERVICES

Voyageur serves as Administrator to the Fund and BISYS Fund Services Ohio, Inc. ("BISYS") serves as Sub-Administrator to the Fund. Voyageur provides administrative services necessary for the operation of the Fund, including among other things, (i) respond to inquiries from shareholders, brokers, dealers and registered representatives of the Fund, (ii) preparing the Trust's registration statement, proxy statements and all annual and semi annual reports to Fund shareholders and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's Advisor, Distributors, custodians, independent accountants, legal counsel and others. In addition, the Voyageur furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and Trustees affiliated with Voyageur. For its services as Sub-Administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

BISYS is a subsidiary of BISYS Group, Inc, which is headquartered in New York, New York and supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and record keeping services in partnership with banking institutions and investment management companies. BISYS has its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219.

The Administration Agreements and the Sub-Administration Agreements for the Tamarack Treasury Plus Money Market Fund, were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Agreements or interested persons of such parties, at a meeting held May 25, 2006. The Administration Agreements may be terminated with respect to any Fund at any time, without the payment of any penalty, by the Board or by the vote of a majority (as defined in the 1940 Act) of that Fund, or by the Administrator, upon sixty days written notice to the other party.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined on each day, Monday through Friday, that the New York Stock Exchange ("NYSE") is open (each, a "Value Day"), as of the close of regular trading on the NYSE ("Value Time"). The net asset value per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class's outstanding shares. All expenses, including fees paid to the Advisor and Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

The Tamarack Treasury Plus Money Market Fund values portfolio securities using the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes to the prevailing interest rates.

The Fund will be valued periodically (normally weekly) to determine the extent of deviation, if any, of the current net asset value per share of each Fund using market values of the Fund's securities from the Fund's $1.00 amortized cost net asset value. In determining the market value of any security, actual quotations or estimates of market value by any approved pricing service may be used. If quotations are not available, and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under the Trust's pricing and valuation procedures.

If the value of a given security or other asset of a Fund cannot be determined on the basis of the pricing methodologies described above, the value will be determined in a manner that most fairly reflects the security's (or asset's) "fair value," which is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. A significant valuation event may include one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today's Value time, in the value of one or more securities indexes that the Fund uses as a "benchmark" or that are determined by the Pricing Committee to be relevant to the Fund's portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust's fair value pricing procedures.


                             PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor, places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers it selects in its discretion.

The Fund may buy and sell securities to take advantage of investment opportunities when such transactions are consistent with a Fund's investment objectives and policies and when the Advisor believes such transactions may improve the Fund's overall investment return. These transactions involve costs in the form of spreads or brokerage commissions.

Investment decisions for the Fund and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Purchases and sales of securities will often be principal transactions in the case of debt securities traded otherwise than on an exchange. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Fund, the Advisor the Distributors are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Fund may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

In effecting purchases and sales of portfolio securities for the account of the Fund, the Advisor will seek the best execution of the Fund's orders.

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Many factors affect the selection of a broker including the overall reasonableness of commissions paid to a broker, the firm's general execution and operational capabilities, its reliability and financial condition. Additionally, some of the brokers with whom Voyageur effects transactions may have also referred investment advisory clients to Voyageur. However, any transactions with such brokers will be subject to best execution obligations. Voyageur may not consider sales of Tamarack Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Tamarack Treasury Plus Money Market Fund.

Consistent with achieving best execution, a Fund may participate in "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Trustees, Voyageur is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses of returns of those Funds utilizing the program.

The Advisor may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Advisor. Subject to the limitations of Section 28(e) of the Securities Exchange Act of 1934 (the "Act") and the Trust's soft dollar guidelines, Voyageur may use soft dollars to obtain appropriate research and execution services and products.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The advisory fees paid by the Fund are not reduced because the Advisor and their affiliates receive such services.


PORTFOLIO TURNOVER

Changes may be made in the Fund's portfolio consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. It is anticipated that the annual portfolio turnover rate for the Fund will exceed 100% due to the short-term nature of the securities held by the Fund. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities.


                                    TAXATION

The Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses. In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Fund does not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions of earnings and profits will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by the Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income.

Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

The Fund is required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if:
(1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).


                                OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of fifteen separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

VOTING RIGHTS

The Trust is a diversified open-end investment management company and under the Agreement and Declaration of Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Fund may vote separately on matters affecting only that Fund.

The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

Wells Fargo Bank, N.A., Wells Fargo Center, Sixth and Marquette Avenue, Minneapolis, Minnesota 55479, acts as custodian of the Trust's assets.

Boston Financial Data Services, Inc, located at The Poindexter Building, 330 West 9th Street, Kansas City, Missouri 64105 ("BFDS"), serves as the transfer agent for the Fund. The current agreement with BFDS limits the potential liability of BFDS in certain circumstances to the amount of fees earned by BFDS within a twelve month period under the agreement. In the event that the aggregate amount of losses incurred by the Fund and attributable to BFDS under the agreement is exceeded, the Fund has the ability to terminate the agreement with BFDS immediately. BFDS is also the dividend paying agent for the Fund.

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[         ], was selected by the Board of Trustees to serve as the independent registered public accounting firm for the Trust for the fiscal year ending
September 30, 2006. [      ] provides audit services, tax return preparation and
assistance and consultation in connection with review of certain SEC filings.

COUNSEL

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston MA 02116, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as Counsel to the Trust.

Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia PA 19103, serves as counsel to the independent trustees of the Trust.

CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO DISCLOSURE POLICIES AND PROCEDURES

The Board of Trustees has approved a Portfolio Disclosure Policy for the Trust.

The policy provides that, in general, the Trust will not selectively release or make available information on portfolio holdings to any shareholder, financial intermediary or information service or other third party, without that information being available to all shareholders.

The policy provides that, on a monthly basis, the Trust will make available to shareholders information on the top ten portfolio holdings of each Fund. This information is generally posted on the Trust's website within ten business days of each month end (or no later than the fifteenth calendar day of the next following month). Once the information is posted on the website, the information will be provided to shareholders or other parties upon request.

The policy also provides that, on a quarterly basis, the Trust will make available to shareholders a complete list of portfolio holdings of each Fund. This information is generally posted on the Trust's website within five business days of each calendar quarter end. The day after being posted on the website, the information may be provided to shareholders or other parties upon request.

The Fund's investment advisor, administrator, sub-administrator, fund accounting agent and custodian will have access to a Fund's holdings before they are publicly disclosed. These entities need that information to provide ongoing services to the Fund. These entities are required by contract and federal securities law to maintain the confidentiality of that information until it is publicly available and not to misuse the information. From time to time, a Fund may have a legitimate business need to disclose its portfolio holdings to its independent registered public accounting firm or legal counsel, a potential new advisor or sub-advisor, or another entity before those holdings are publicly available. Such disclosure will be made only upon the advance approval of an executive officer of the Trust and subject to an agreement to keep the information confidential and not to misuse the information.

In addition, as of the effective date of this SAI, the Fund's portfolio holdings are disclosed to the following service providers as part of ongoing arrangements that serve legitimate business purposes: Lipper, Morningstar and Vestek Systems, Inc. The portfolio holdings are released to these entities so that the Fund may be included in each entity's industry reports and other materials. The information is released at least one day after it is posted on the Trust's website.

Portfolio holdings information will be released to individual investors, institutional investors, financial intermediaries that distribute Fund shares, third-party service providers, rating and ranking organizations, and other persons only in accordance with the above requirements. It is the Fund's policy to prohibit the receipt of compensation by the Fund, the investment advisor, or any affiliated person of the Fund in exchange for releasing a Fund's portfolio holdings information.

The CCO is responsible for overseeing the disclosure of each Fund's portfolio holdings for compliance with the Trust's Portfolio Disclosure Policy, as summarized above. As part of this responsibility, the CCO will review the Trust's disclosure practices to address any conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or affiliated persons, on the other, and to ensure that all disclosures of a Fund's portfolio holdings are in the best interests of Fund shareholders.

The Board of Trustees will review this policy periodically as part of its ongoing oversight of the Trust's compliance program.


REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

An annual report will be available after the Fund completes its first fiscal year.



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                              TAMARACK FUNDS TRUST

                      PROXY VOTING POLICIES AND PROCEDURES
                           (EFFECTIVE DATE: JULY 2005)

I.   STATEMENT OF PRINCIPLE

     The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust's shareholders and has accordingly adopted these policies and procedures on behalf of each Fund.

II.  DIRECTION TO CUSTODIAN

     The Trust has directed Wells Fargo Bank, N.A. (the "Custodian"), as custodian of the assets of each Fund, to vote proxies on behalf of the Fund according to the proxy voting policies and procedures expressly adopted by the Board of Trustees. The Custodian has been further directed to solicit and vote in accordance with the direction of the Trust on any proxy issue not clearly addressed by the proxy voting policies and procedures. The Custodian utilizes Institutional Shareholder Services ("ISS"), a proxy voting agent, for voting proxies and proxy voting analysis and research.

III. ADOPTION OF CUSTODIAN'S POLICIES

     The Board of Trustees adopts the Custodian's proxy voting policies and procedures, which are attached as Exhibit B as the policies and procedures that will be used in respect of each Fund and accordingly, by the Custodian when exercising voting authority on behalf of the Trust.

IV.  REVIEW OF PROXY VOTING POLICY AND PROCEDURES

     The Board of Trustees will review these policies and procedures (including the Custodian's policies and procedures) on an annual basis and at such other times as it may determine.

V.   RECORDKEEPING

     The Trust will maintain (or cause the Custodian or another service provider to maintain) all records and materials related to proxy voting decisions and the proxy voting process in accordance with applicable rules and regulations under the Investment Company Act of 1940, as amended.

VI.  PROXY VOTING OVERSIGHT COMMITTEE

     A Proxy Voting Oversight Committee ("Committee") shall be established for the purpose of resolving any issues associated with proxy solicitation process, conflicts of interests, or other matters that may require further review by the Trust. The Committee shall be comprised of Fund officers and other persons appropriately designated by the Board of Trustees. The Committee shall meet, as necessary, to consider recommendations regarding specific proxy proposals that may vary from approved guidelines used by the Custodian. Such recommendations must be adequately documented in writing and submitted to the Committee at least three days before the respective issuer's shareholder meeting at which the proposal is scheduled to be considered. In the event that the Committee approves a proxy proposal that varies from the Custodian's guidelines, the Committee shall take reasonable steps to communicate proxy voting instructions and direct the Custodian to vote accordingly.

                                                                       EXHIBIT A
                                                                       ---------


                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY


                                  INTRODUCTION
                                  ------------

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating Committee (TOC). A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Institutional Shareholder Services (ISS) as their agent to vote proxies, following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability. Wells Fargo Bank administers the proxy voting process, including development and maintenance of proxy voting guidelines.


                             PROXY POLICY STATEMENT

A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:

          a. an evaluation of the independence of the Board, as defined by the stock exchange in which the stock is traded, in its attempt to maximize shareholder value and,

          b. upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.

          c. Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

          a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

               1)   Length of service of senior management

               2)   Number/percentage of outside directors

               3)   Consistency of performance (EPS) over the last five years

               4)   Value/growth of shares relative to industry/market averages

               5) Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

          b. If the Board is viewed to be independent and the financial performance of the Company has been good:

               1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

               2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

          c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

          d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D.   Our process for evaluating shareholder proposals will be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.

     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.

     3.   Standard shareholder proposals will be voted as indicated on Exhibit
          C.

E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

H. The Wells Fargo Proxy Committee has taken the following steps to ensure that material conflicts of interest are avoided between the interests of the client (fund shareholders and trust beneficiaries), on the one hand, and the investment adviser, corporation, principal underwriter, or an affiliated person of the trust account, fund, its investment adviser or principal underwriter, on the other hand.

     1. The Wells Fargo Proxy Committee requires that all proxies relating to fiduciary accounts must be voted for the exclusive benefit of the fund shareholder and trust beneficiary.

     2. The Wells Fargo Proxy Committee has adopted system-wide, written proxy guidelines and procedures for voting proxies to ensure consistency in voting proxies across all accounts.

     3. Wells Fargo has hired ISS as our proxy-voting agent in analyzing and recommending a voting position on all proxies (based on the Wells Fargo Proxy Guidelines) to ensure independence and consistency in analysis, interpretation and implementation of the proxy voting process.

     4. Wells Fargo hires an independent fiduciary to direct the Wells Fargo Proxy Committee on voting instructions for the Wells Fargo proxy.

     5. Proxy guidelines, which are implemented on a case-by-case basis, are evaluated consistently across proxies on the basis of rigid, quantifiable thresholds.

     6. The Wells Fargo organization has a wall of confidentiality between the commercial bank and its lending activities and the fiduciary responsibilities within the trust world.

     7. Proxy voting recommendations are not shared with senior management of Wells Fargo prior to casting our proxy vote, plus senior management has expressly requested that they not be informed on proxy voting issues.

     8. The Wells Fargo Proxy Committee has final authority in exercising our fiduciary responsibility of voting proxies.

     9. The Wells Fargo proxy voting record is available for review by the client.

----------------------------------------------------------------------------------------------------------------------------
UNCONTESTED ELECTION OF DIRECTORS OR TRUSTEES

WFB will generally vote for all uncontested director or trustee nominees. The
Nominating Committee is in the best position to select nominees who are
available and capable of working well together to oversee management of the                                 FOR
company. WFB will not require a performance test for directors.

WFB will generally vote for reasonably crafted shareholder proposals calling                                FOR
for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

WFB will withhold votes for a director if the nominee fails to attend at                                  WITHHOLD
least 75% of the board and committee meetings without a valid excuse.

WFB will vote against routine election of directors if any of the following                               AGAINST
apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.

WFB will withhold votes from the entire board (except for new nominees) where
the director(s) receive more than 50% withhold votes out of those cast and                                WITHHOLD
the issue that was the underlying cause of the high level of withhold votes has not been addressed.

WFB will withhold votes from audit committee members when a material weakness
in the effectiveness of their internal controls rises to a level of serious                               WITHHOLD
concern, as indicated by disclosures required under Section 404 of the
Sarbanes-Oxley Act.

----------------------------------------------------------------------------------------------------------------------------
RATIFICATION OF AUDITORS

WFB will vote against auditors and withhold votes from audit committee
members if non-audit fees are greater than audit fees, audit-related fees,                                 AGAINST/
and permitted tax fees, combined. WFB will follow the disclosure categories                                WITHHOLD
being proposed by the SEC in applying the above formula.

With the above exception, WFB will generally vote for proposals to ratify                                   FOR
auditors unless:

o    an auditor has a financial interest in or association with the company, and is                        AGAINST
     therefore not independent, or
o    there is reason to believe that the independent auditor has rendered an
     opinion that is neither accurate nor indicative of the company's                                      AGAINST
     financial position.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
WFB will vote against proposals that require auditors to attend annual                                    AGAINST
meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.

WFB will consider shareholder proposals requiring companies to prohibit their                           CASE-BY-CASE
auditors from engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).

WFB will vote for shareholder proposals requesting a shareholder vote for                                   FOR
audit firm ratification.

WFB will vote against shareholder proposals asking for audit firm rotation.                               AGAINST
This practice is viewed as too disruptive and too costly to implement for the benefit achieved.

For foreign corporations, WFB will consider on a case-by-case basis if the                              CASE-BY-CASE
auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the independence of the audit function is important.

Specifically for Japan, WFB will consider voting against the appointment of                               AGAINST
independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in 1993, which call for the establishment of a three-member audit committee of independent auditors.

Specifically for Japan, WFB will classify any proposed amendment to companies' articles of incorporation lengthening the internal auditors' term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

----------------------------------------------------------------------------------------------------------------------------
DIRECTORS AND AUDITOR'S REPORTS

For foreign corporations, WFB will generally vote for proposals to approve                                  FOR
directors' and auditors' reports, unless:

o    there are concerns about the accuracy of the accounts presented or the                               AGAINST
     auditing procedures used;
o    the company is not responsive to shareholder questions about specific items                          AGAINST
     that should be publicly disclosed.

The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
COMPANY NAME CHANGE/PURPOSE

WFB will vote for proposals to change the company name as management and the                                FOR
board is best suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a
reorganization of the company, the vote will be based on the merits of the                              CASE--BY-CASE
reorganization.

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be
updated by deleting, adding or revising language.                                                           FOR

----------------------------------------------------------------------------------------------------------------------------
EMPLOYEE STOCK PURCHASE PLANS/401(K) EMPLOYEE BENEFIT PLANS

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly
structured plans enable employees to purchase common stock at a slight                                      FOR
discount and thus own a beneficial interest in the company, provided that the total cost of the company's plan is not above the allowable cap for the company.

Similarly, WFB will generally vote for proposals to adopt or amend thrift and
savings plans, retirement plans, pension plans and profit plans.                                            FOR

----------------------------------------------------------------------------------------------------------------------------
APPROVE OTHER BUSINESS

WFB will generally vote for proposals to approve other business. This
transfer of authority allows the corporation to take certain ministerial                                    FOR
steps that may arise at the annual or special meeting.

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures
are significant and no further approval from shareholders is sought.                                      AGAINST

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD CHAIRMAN

WFB will vote against proposals requiring that the positions of chairman and                              AGAINST
CEO be held separately.

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Specifically in the U.K., WFB will vote against a director nominee who is                                  AGAINST
both chairman and CEO if there is no adequate justification provided by the company.

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD OF DIRECTORS/BOARD COMMITTEES

WFB will vote for proposals requiring that two-thirds of the board be                                       FOR
independent directors, unless the board is effectively in compliance with the request based on the definition of independence established by the stock exchange in which the stock is traded. An independent board faces fewer conflicts and is best prepared to protect stockholders' interests.

WFB will withhold votes from insiders and affiliated outsiders on boards that                             WITHHOLD
are not at least majority independent.

WFB will withhold votes from compensation committee members where there is a                              WITHHOLD
pay-for-performance disconnect (for Russell 3000 companies).

WFB will vote for proposals requesting that the board audit, compensation                                   FOR
and/or nominating committees be composed of independent directors, only.
Committees should be composed entirely of independent directors in order to avoid conflicts of interest.

WFB will withhold votes from any insiders or affiliated outsiders on audit,                               WITHHOLD
compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.

Specifically in Canada, WFB will insert strong language in our analyses to highlight our disapproval of the `single-slate' approach and call on companies to unbundle the director nominees up for election/reelection.

Specifically in France, Management may propose a different board structure.                             CASE-BY-CASE
The French Commercial Code gives companies three options in respect to their board structure. WFB will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has committed some fraudulent                             AGAINST
or criminal act, WFB will vote against the representative director(s) and individuals personally implicated in the wrongdoing.

In addition, WFB will vote against proposals asking the board to address the                              AGAINST
issue of board diversity.

WFB will vote against proposals from shareholders requesting an independent
compensation consultant.                                                                                  AGAINST
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
MINIMUM STOCK REQUIREMENTS BY DIRECTORS

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an
across-the-board requirement that could prevent qualified individuals from                                AGAINST
serving as directors.

----------------------------------------------------------------------------------------------------------------------------
INDEMNIFICATION AND LIABILITY PROVISIONS FOR DIRECTORS AND OFFICERS

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to
purchase liability insurance covering liability in connection with those                                    FOR
actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

Alternatively, WFB will vote against indemnity proposals that are overly broad. For example, WFB will oppose proposals to indemnify directors for acts
going beyond mere carelessness, such as gross negligence, acts taken in bad                               AGAINST
faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

For foreign corporations, WFB will vote against providing indemnity insurance
to auditors as payment of such fees by the company on behalf of the auditor                               AGAINST
calls into question the objectivity of the auditor in carrying out the audit.

----------------------------------------------------------------------------------------------------------------------------
BOARD OR MANAGEMENT ACTS

For foreign corporations, WFB will vote for the discharge of the board and
management unless:                                                                                          FOR

o    there are serious questions about actions of the board or management for                             AGAINST
     the year in question;
o    legal action is being taken against the board by shareholders.                                       AGAINST

Discharge is a tacit vote of confidence in the company's corporate management and policies and does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue.

----------------------------------------------------------------------------------------------------------------------------
NOMINEE STATEMENT IN THE PROXY

WFB will vote against proposals that require board nominees to have a
statement of candidacy in the proxy, since the proxy statement already                                    AGAINST
provides adequate information pertaining to the election of directors.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LIMITATION ON NUMBER OF BOARDS A DIRECTOR MAY SIT ON

WFB will withhold votes from non-CEO directors who sit on more than six                                   WITHHOLD
boards. WFB does not have a restriction on the number of boards a CEO sits
on.

----------------------------------------------------------------------------------------------------------------------------
DIRECTOR TENURE/RETIREMENT AGE

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, WFB is in favor of inserting cautionary language when the average director tenure on the board
exceeds 15 years for the entire board.                                                                    AGAINST

----------------------------------------------------------------------------------------------------------------------------
BOARD POWERS/PROCEDURES/QUALIFICATIONS

WFB will consider on a case-by-case basis proposals to amend the corporation's By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or
rescind the By-laws, fix the amount to be reserved as working capital, and                              CASE-BY-CASE
fix the number of directors and what number shall constitute a quorum of the
Board. In determining these issues, WFB will rely on the proxy voting
Guidelines.

----------------------------------------------------------------------------------------------------------------------------
LOANS TO OFFICERS

WFB will consider on a case-by-case basis proposals to authorize the
corporation to make loans or to guarantee the obligations of officers of the                            CASE-BY-CASE
corporation or any of its affiliates.

----------------------------------------------------------------------------------------------------------------------------
ADJOURN MEETING TO SOLICIT ADDITIONAL VOTES

WFB will examine proposals to adjourn the meeting to solicit additional votes                           CASE-BY-CASE
on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

----------------------------------------------------------------------------------------------------------------------------
CONTESTED ELECTION OF DIRECTORS OR TRUSTEES
REIMBURSEMENT OF SOLICITATION EXPENSES

WFB will consider contested elections on a case-by-case basis, considering
the following factors: long-term financial performance of the target company                            CASE-BY-CASE
relative to its industry; management's track record; background of the proxy contest; qualifications of director or trustee nominees (both slates);
evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.
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
In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw
provisions.                                                                                             CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections
may provide for the continuity of experienced directors on the Board.                                   CASE-BY-CASE

For foreign corporations, WFB will vote for the elimination of protected
board seats, as all directors should be accountable to shareholders.                                        FOR

----------------------------------------------------------------------------------------------------------------------------
REMOVAL OF DIRECTORS

WFB will consider on a case-by-case basis proposals to eliminate shareholders' rights to remove directors with or without cause or only with
approval of two-thirds or more of the shares entitled to vote.                                          CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of
directors is abusive and will warrant a vote against the proposal.                                        AGAINST

----------------------------------------------------------------------------------------------------------------------------
BOARD VACANCIES

WFB will vote against proposals that allow the board to fill vacancies                                    AGAINST
without shareholder approval as these authorizations run contrary to basic shareholders' rights.

Alternatively, WFB will vote for proposals that permit shareholders to elect
directors to fill board vacancies.                                                                          FOR

----------------------------------------------------------------------------------------------------------------------------
CUMULATIVE VOTING

WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy. However, if the board is elected annually we will not
support cumulative voting.                                                                              CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS' RIGHT TO CALL A SPECIAL MEETING
SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the
shareholder vote necessary to call a special meeting, will be voted on a case                           CASE-BY-CASE
by case basis in accordance with the proxy voting guidelines.
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
BOARD SIZE

WFB will vote for proposals that seek to fix the size of the board, as the
ability for management to increase or decrease the size of the board in the                                 FOR
face of a proxy contest may be used as a takeover defense.

However, if the company has cumulative voting, downsizing the board may                                   AGAINST
decrease a minority shareholder's chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER RIGHTS PLAN (POISON PILLS)

WFB will generally vote for proposals that request a company to submit its                                  FOR
poison pill for shareholder ratification.

WFB will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval
since the company's last annual meeting, does not put the pill to a vote at                               WITHHOLD
the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, WFB will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

Alternatively, WFB will analyze proposals to redeem a company's poison pill,                            CASE-BY-CASE
or requesting the ratification of a poison pill on a case-by-case basis.

Specifically for Canadian companies, WFB will consider on a case-by-case basis poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and a sunset provisions whereby the pill
expires unless it is renewed, and they specify that an all cash bid for all                             CASE-BY-CASE
shares (or more recently majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison pill provisions.

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.
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
FAIR PRICE PROVISIONS

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the
fair price provision, and the mechanism for determining the fair price.                                 CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote
requirements of 75% or more of disinterested shares.                                                      AGAINST

----------------------------------------------------------------------------------------------------------------------------
GREENMAIL

WFB will generally vote in favor of proposals limiting the corporation's authority to purchase shares of common stock (or other outstanding
securities) from a holder of a stated interest (5% or more) at a premium                                    FOR
unless the same offer is made to all shareholders. These are known as
"anti-greenmail" provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case
basis.                                                                                                  CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
VOTING RIGHTS

WFB will vote for proposals that seek to maintain or convert to a one-share,
one-vote capital structure as such a principle ensures that management is                                   FOR
accountable to all the company's owners.

Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may
entrench management and lessen its interest in maximizing shareholder value.                              AGAINST

----------------------------------------------------------------------------------------------------------------------------
DUAL CLASS/MULTIPLE-VOTING STOCK

WFB will vote against proposals that authorize, amend or increase dual class
or multiple-voting stock which may be used in exchanges or recapitalizations.                             AGAINST
Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

Alternatively, WFB will vote for the elimination of dual class or
multiple-voting stock, which carry different rights than the common stock.                                  FOR

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
For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and
legitimate form of corporate financing and can enhance shareholder value.                                   FOR

----------------------------------------------------------------------------------------------------------------------------
SUPERMAJORITY VOTE PROVISIONS

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets
etc. and to amend the corporation's charter or by-laws. The factors                                     CASE-BY-CASE
considered are those specified in the proxy guidelines.

However, a supermajority requirement of 75% or more is abusive and WFB will
vote against proposals that provide for them.                                                             AGAINST

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation's governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

----------------------------------------------------------------------------------------------------------------------------
CONFIDENTIAL VOTING

WFB will vote for proposals to adopt confidential voting.                                                   FOR

----------------------------------------------------------------------------------------------------------------------------
VOTE TABULATIONS

WFB will vote against proposals asking corporations to refrain from counting                              AGAINST
abstentions and broker non-votes in their vote tabulations and to eliminate the company's discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions
(including mergers, article amendments, and option plans) from one-half to one-third of issued capital (although such resolutions would still require
two-thirds majority of votes cast).                                                                       AGAINST

----------------------------------------------------------------------------------------------------------------------------
EQUAL ACCESS TO THE PROXY

WFB will evaluate Shareholder proposals requiring companies to give                                     CASE-BY-CASE
shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent's rationale for the proposal at the targeted company in terms of board and director conduct.
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
DISCLOSURE OF INFORMATION

WFB will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential
business information.                                                                                     AGAINST

----------------------------------------------------------------------------------------------------------------------------
ANNUAL MEETINGS

WFB will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of
meetings are best placed with management.                                                                   FOR

Alternatively, WFB will vote against proposals from shareholders calling for
a change in the location or date of annual meetings as no date or location                                AGAINST
proposed will be acceptable to all shareholders.

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders' meetings, subject to a minimum of a simple majority of the
company's outstanding voting shares.                                                                        FOR

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER ADVISORY COMMITTEES/INDEPENDENT INSPECTORS

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes
the responsibility of the board for managing the affairs of the corporation.                              AGAINST

----------------------------------------------------------------------------------------------------------------------------
TECHNICAL AMENDMENTS TO THE CHARTER OF BYLAWS

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to
comply with what management's counsel interprets as applicable law.                                         FOR

However, amendments that have a material effect on shareholder's rights will
be considered on a case-by-case basis.                                                                  CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
BUNDLED PROPOSALS

WFB will vote for bundled or "conditional" proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of
shareholders.                                                                                           CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK AUTHORIZATIONS/REVERSE STOCK SPLITS/FORWARD STOCK SPLITS

WFB will follow the ISS capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, WFB will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence. Further, the company should identify what the stock increases are to be used for, i.e. a
proposed stock split, issuance of shares for acquisitions, or for general                                CASE-BY-CASE
business purposes.
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
Also to be considered is whether the purpose of the proposed increase is to
strengthen takeover defenses, in which case WFB will vote against the                                     AGAINST
proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized
but unissued shares. The failure to reduce authorized shares proportionally                                 FOR
to any reverse split has potential adverse anti-takeover consequences.
However, such circumstances may be warranted if delisting of the company's stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

WFB will evaluate "Going Dark" transactions, which allow listed companies to                            CASE-BY-CASE
de-list and terminate the registration of their common stock on a case-by-case basis, determining whether the transaction enhances shareholder value.

WFB will generally vote in favor of forward stock splits.                                                   FOR

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS

WFB will vote for proposals to allocate income and set dividends.                                           FOR

WFB will also vote for proposals that authorize a dividend reinvestment
program as it allows investors to receive additional stock in lieu of a cash                                FOR
dividend.

However, if a proposal for a special bonus dividend is made that specifically
rewards a certain class of shareholders over another, WFB will vote against                               AGAINST
the proposal.

WFB will also vote against proposals from shareholders requesting management
to redistribute profits or restructure investments. Management is best placed                             AGAINST
to determine how to allocate corporate earnings or set dividends.

In addition, WFB will vote for proposals to set director fees.                                              FOR
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
REDUCE THE PAR VALUE OF THE COMMON STOCK

WFB will vote for proposals to reduce the par value of common stock.                                        FOR

----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK AUTHORIZATION

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be
used to consummate beneficial acquisitions, combinations or financings.                                     FOR

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover
purposes without shareholder approval (blank check preferred stock).                                      AGAINST

In addition, WFB will vote against proposals to issue preferred stock if the
shares to be used have voting rights greater than those available to other                                AGAINST
shareholders.

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white
squire placements).                                                                                         FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend
rate of preferred stock.                                                                                CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
RECLASSIFICATION OF SHARES

WFB will consider proposals to reclassify a specified class or series of shares on a
case-by-case basis.                                                                                     CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
PREEMPTIVE RIGHTS

WFB will generally vote for proposals to eliminate preemptive rights.
Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of
trading.                                                                                                    FOR

In addition, specifically for foreign corporations, WFB will vote for issuance requests with preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights to a maximum of 20% of currently issued capital. These requests are for the creation of pools of capital with a specific purpose and
cover the full range of corporate financing needs.                                                          FOR
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
SHARE REPURCHASE PLANS

WFB will vote for share repurchase plans, unless:                                                           FOR
o       there is clear evidence of past abuse of the authority; or                                        AGAINST
o       the plan contains no safeguards against selective buy-backs.                                      AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

----------------------------------------------------------------------------------------------------------------------------
EXECUTIVE AND DIRECTOR COMPENSATION PLANS

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval
to adopt a new plan, or to increase shares reserved for an existing plan.                               CASE-BY-CASE

WFB will review the potential cost and dilutive effect of the plan. After
determining how much the plan will cost, ISS (Institutional Shareholder                                      FOR
Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

If the proposed cost is above the allowable cap, WFB will vote against the                                AGAINST
plan.

Among the plan features that may result in a vote against the plan are:
o    plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the
     NYSE and NASDAQ listing rules.                                                                       AGAINST

WFB will vote against equity plans that have high average three-year burn                                 AGAINST
rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) WFB will define a high average three-year burn rate as the following: The company's most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell
3000 index and non-Russell 3000 index; and the company's most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, WFB shall apply a premium on full value awards for the past three fiscal years.

Even if the equity plan fails the above burn rate, WFB will vote for the plan
if the company commits in a public filing to a three-year average burn rate                                 FOR
equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, WFB will consider withholding from the members of the compensation committee.
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
WFB will calculate a higher award value for awards that have Dividend                                   CASE-BY-CASE
Equivalent Rights (DER's) associated with them.

WFB will generally vote for shareholder proposals requiring performance-based
stock options unless the proposal is overly restrictive or the company                                  CASE-BY-CASE
demonstrates that it is using a substantial portion of performance-based awards for its top executives.

WFB will vote for shareholder proposals asking the company to expense stock                                 FOR
options, as a result of the FASB final rule on expensing stock options.

WFB will generally vote for shareholder proposals to exclude pension fund
income in the calculation of earnings used in determining executive                                         FOR
bonuses/compensation.

WFB will withhold votes from compensation committee members if they fail to                               WITHHOLD
submit one-time transferable stock options (TSO's) to shareholders for approval.

WFB will generally vote for TSO awards within a new equity plan if the total                                FOR
cost of the equity plan is less than the company's allowable cap.

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a
company is a serial repricer, has a huge overhang, or has a highly dilutive,                              AGAINST
broad-based (non-approved) plans and is not acting to correct the situation.

WFB will evaluate shareholder proposals asking companies to adopt holding
periods for their executives on a case-by-case basis taking into                                        CASE-BY-CASE
consideration the company's current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

For certain OBRA-related proposals, WFB will vote for plan provisions that
(a) place a cap on annual grants or amend administrative features, and (b)                              CASE-BY-CASE
add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

In addition, director compensation plans may also include stock plans that
provide directors with the option of taking all or a portion of their cash                              CASE-BY-CASE
compensation in the form of stock. WFB will consider these plans based on their voting power dilution.

WFB will generally vote for retirement plans for directors.                                                 FOR

Specifically in Japan, WFB will vote against option plans/grants to directors or employees of "related companies," even though they meet our criteria for
dilution and exercise price, without adequate disclosure and justification.                               AGAINST
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
Specifically in the U.K., WFB will vote against directors who have service contracts of three years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with
longer notice or contract periods, which should, however, be reduced after                                AGAINST
the initial period.)

WFB will evaluate compensation proposals (Tax Havens) requesting share option
schemes or amending an existing share option scheme on a case-by-case basis.                            CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

----------------------------------------------------------------------------------------------------------------------------
BONUS PLANS

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m)
of the IRC. Payouts under these plans may either be in cash or stock and are                                 FOR
usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company's industry and whether it is justified by the company's performance.

For foreign companies, proposals to authorize bonuses to directors and statutory auditors who are retiring from the board will be considered on a
case-by-case basis.                                                                                     CASE-BY-CASE

----------------------------------------------------------------------------------------------------------------------------
DEFERRED COMPENSATION PLANS

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

o    the proposal is embedded in an executive or director compensation plan that
     is contrary to guidelines                                                                              FOR

----------------------------------------------------------------------------------------------------------------------------
DISCLOSURE ON EXECUTIVE OR DIRECTOR COMPENSATION
CAP OR RESTRICT EXECUTIVE OR DIRECTOR COMPENSATION

WFB will generally vote for shareholder proposals requiring companies to                                    FOR
report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.
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
WFB will generally vote for shareholder proposals requesting to put
extraordinary benefits contained in SERP agreements to a shareholder vote,                                   FOR
unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director's pay, or (b) seek to limit executive
and director pay.                                                                                         AGAINST
----------------------------------------------------------------------------------------------------------------------------


GOLDEN AND TIN PARACHUTES

WFB will vote for proposals that seek shareholder ratification of golden or
tin parachutes as shareholders should have the opportunity to approve or                                     FOR
disapprove of these severance agreements.

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also
enhance employee morale and productivity. Among the arrangements that will be                           CASE-BY-CASE
considered on their merits are:

o arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;
o    guarantees of benefits if a key employee voluntarily terminates;
o    guarantees of benefits to employees lower than very senior management; and
o    indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in
a management-led buyout.                                                                                  AGAINST

----------------------------------------------------------------------------------------------------------------------------
REINCORPORATION

WFB will evaluate a change in a company's state of incorporation on a case-by-case basis. WFB will analyze the valid reasons for the proposed move,
including restructuring efforts, merger agreements, and tax or incorporation                            CASE-BY-CASE
fee savings. WFB will also analyze proposed changes to the company charter and differences between the states' corporate governance laws.

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout
provisions, fair price provisions, and disgorgement provisions. WFB will                                CASE-BY-CASE
examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders' best interests.
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
In addition, WFB will also examine poison pill endorsements, severance pay
and labor contract provisions, and anti-greenmail provisions in the context                             CASE-BY-CASE
of a state's corporate governance laws on a case-by-case basis.

WFB will evaluate shareholder proposals requiring offshore companies to                                 CASE-BY-CASE
reincorporate into the United States on a case-by-case basis.

Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and rules of governance.

----------------------------------------------------------------------------------------------------------------------------
STAKEHOLDER LAWS

WFB will vote against resolutions that would allow the Board to consider
stakeholder interests (local communities, employees, suppliers, creditors,                                AGAINST
etc.) when faced with a takeover offer.

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they
deem relevant in discharging their duties.                                                                  FOR

----------------------------------------------------------------------------------------------------------------------------
MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS

WFB will consider proposals on mergers and acquisitions on a case-by-case
basis. WFB will determine if the transaction is in the best economic                                    CASE-BY-CASE
interests of the shareholders. WFB will take into account the following factors:

o    anticipated financial and operating benefits;
o    offer price (cost versus premium);
o    prospects for the combined companies;
o    how the deal was negotiated;
o    changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would
control a minority of the combined company's outstanding voting power, and                              CASE-BY-CASE
whether a reputable financial advisor was retained in order to ensure the protection of shareholders' interests.

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the
liquidation.                                                                                            CASE-BY-CASE
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
APPRAISAL RIGHTS

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of
certain corporate transactions (such as mergers) the right to demand a judicial                             FOR
review in order to determine the fair value of their shares. FOR

----------------------------------------------------------------------------------------------------------------------------
MUTUAL FUND PROXIES

WFB will usually vote mutual fund proxies as recommended by management.
Proposals may include, and are not limited to, the following issues:

o    eliminating the need for annual meetings of mutual fund shareholders;
o    entering into or extending investment advisory agreements and management contracts;
o    permitting securities lending and participation in repurchase agreements;
o    changing fees and expenses; and                                                                        FOR
o    changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund's average net daily assets. In exchange for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor's corporate parent.

Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund.
As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment AGAINST restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment
Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its CASE-BY-CASE distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund's shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the FOR merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: AGAINST individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange
Act of 1934; and the federal Investment Company Act of 1940.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SOCIAL AND ENVIRONMENTAL PROPOSALS

WFB will generally vote against social and environmental proposals by shareholders as their impact on share value can rarely be anticipated with any degree of
confidence. Proposals that AGAINST limit the business activity or capability                               AGAINST
of the company or result in significant costs do not benefit shareholder value.

Social and environmental issues that may arise include:

o    Energy and Environment
o    Repressive Regimes and Foreign Labor Practices (South Africa, Northern
     Ireland, China)
o    Military Business
o    Maquiladora Standards & International Operations Policies
o    World Debt Crisis
o    Equal Employment Opportunity & Discrimination
o    Animal Rights
o    Product Integrity and Marketing
o    Human Resources Issues
o    Political and Charitable Contributions
o    Reference to Sexual Orientation
o    Pollution or Climate Change
o    Genetically Engineered Ingredients/Seeds
o    Board Diversity
o    Arctic National Wildlife Refuge
o    Greenhouse Gas Emissions
o    Renewable Energy Sources
o    Kyoto Compliance
o    Land Use
o    Nuclear Safety
o    Concentrated Animal Feeding Operations
o    Enhanced Environmental Reporting On Operations In Protected Areas
o    Toxic Chemicals
o    Drug Importation
o    Political Contributions
o    Animal Testing
o    Drug Pricing
----------------------------------------------------------------------------------------------------------------------------

APPENDIX B

ACCOUNTS MANAGED BY VOYAGEUR ASSET MANAGEMENT FIXED INCOME TEAM

-------------------------------------------------------------------------------------------------------------------------------
                  ACCOUNT TYPE                                 PORTFOLIO STYLE                # ACCOUNTS        NET ASSETS
                                                                                                                 ($ MIL)
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Short Core                                        21           $1,251.6
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Intermediate Government                           13             $600.4
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Broad Market Core                                 36             $572.4
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Intermediate Core                                 19             $336.2
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Other Taxable and/or municipal                    15             $327.7
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Intermediate Targeted Duration                    16             $300.2
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Core Cash Management                              30             $297.1
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Mortgage Strategy                                  1             $207.6
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Short Tax-Sensitive                                5             $193.5
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        High Quality Intermediate Muni                    26             $136.9
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Extended Intermediate Municipal                   22             $129.2
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Short Intermediate Government                     11             $125.5
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Senior Secured bank loan                           1             $106.4
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Broad Market Core Plus                             4              $69.5
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Enhanced Cash                                      1              $48.9
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Short Intermediate Premium                         3              $25.2
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Intermediate Muni                                 13              $19.4
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        Short Municipal                                    2               $3.7
-------------------------------------------------------------------------------------------------------------------------------
Separately Managed Account                        High Quality Muni Long                             1               $2.7
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Non-Registered Investment Pools                   Core Cash Management                               6           $1,920.5
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company                     High Quality Intermediate Muni                     1              $11.3
-------------------------------------------------------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

ITEM 23.   EXHIBITS

     (a)  (1)  Agreement and Declaration of Trust dated December 16, 2003. (1)
          (2)  Instrument Memorializing Resolutions of the Board of Trustees.
               (3)

     (b)  By-Laws, effective as of January 13, 2004. (2)

     (c) See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of the Registrant's Agreement and Declaration of Trust dated December 16, 2003. See Article II, "Meetings of Shareholders," of the Registrant's By-Laws, effective January 13, 2004.

     (d)

          (1) Form of Master Investment Advisory Contract dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Government Income Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004 on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Government Income Fund and Tamarack Quality Fixed Income Fund. (2)

          (2) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (2)

          (3) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Small Cap Fund. (2)

          (4) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (2)

          (5) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Value Fund. (2)

          (6) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund. (2)

          (7) Form of Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (2)

          (8) Form of Investment Counsel Agreement dated April 16, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Enterprise Fund. (2)

          (9) Form of Investment Counsel Agreement dated April 16, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Enterprise Small Cap Fund. (2)

          (10) Form of Investment Counsel Agreement dated April 16, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Microcap Value Fund. (2)

          (11) Form of Investment Counsel Agreement dated April 16, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Value Fund. (2)


     (e)

          (1) Form of Distribution Agreement dated April 16, 2004 between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Government Income Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (4)

          (2) Form of Distribution Agreement dated April 16, 2004 between the Trust and RBC Dain Rauscher Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (2)

     (f)  Not applicable.

     (g)

          (1) Form of Custodian Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (2)

          (2) Form of Foreign Custody Manager Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (2)

     (h)  Other Material Contracts

          (1) Form of Administrative Services Agreement dated April 16, 2004 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (2)

          (2) Form of Administrative Services Agreement dated April 16, 2004 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Government Income Fund and Tamarack Quality Fixed Income Fund. (4)

          (3)

               (A) Form of Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and Tamarack Funds Trust dated March 31, 2004. (4)

               (B) Form of Transfer Agency Agreement between BISYS Fund Services Ohio, Inc. and Tamarack Funds Trust , on behalf of the Money Market Funds, dated March 31, 2004. (4)

               (C) Form of Limited Agency Agreement for Qualified Plan Accounts dated February 28, 2001 between RBC Funds, Inc. (f/k/a Centura Funds, Inc.), BISYS Fund Services Ohio, Inc., and BISYS Plan Services, L.P. (2)

          (4) Form of Amendment dated April 16, 2004 to the Transfer Agency and Service Agreement between the Trust and National Financial Data Services, Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Government Income Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (2)

               (A) Form of Transfer Agency and Service Agreement Between Babson Funds; J&B Funds; Investors Mark Series Funds and National Financial Data Services, Inc. dated May 30, 2003. (2)

          (5) Form of Expense Limitation Agreement effective February 1, 2006 - Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Micro Cap Value Fund, Enterprise Fund, Enterprise Small Cap Fund, and Value Fund. (4)

          (6) Form of Expense Limitation Agreement effective February 1, 2006 - Government Income Fund, Quality Fixed income Fund and Tax-Free Income Fund. (4)

          (7) Form of Amended and Restated Expense Limitation Agreement effective February 1, 2006 - Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. (4)

          (8) Form of Consulting Agreement dated April 16, 2004 between Voyageur Asset Management Inc. and Analytic Systems, Inc. with respect to Tamarack Microcap Value Fund. (2)

          (9)  Form of Expense Limitation Agreement effective September 1, 2006
               - Tamarack Treasury Plus Money Market Fund. (5)

     (i)  Opinion and Consent of Counsel. (5).

     (j)  Other Opinions

          (1)  Consent of independent registered public accounting firm. (5).

          (2)  Not applicable.

          (3)  Not applicable.

          (4) Powers of Attorney of T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, Michael T. Lee, John A. MacDonald, H. David Rybolt, James R. Seward and William B. Taylor. (4)

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution Plan and Distribution Plan Supplements dated March 10, 2004 for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Government Income Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (2)

          (2)  Form of Dealer and Selling Group Agreement. (4)


     (n)  Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

     (o)  Reserved.

     (p)  Codes of Ethics

          (1)  Code of Ethics of the Trust. (2)

          (2)  Amended Code of Ethics of Voyageur Asset Management Inc. (4)

          (3)  Amended Code of Ethics of Babson Capital Management, Inc. (4)

          (4)  Code of Ethics of Tamarack Distributors Inc. (2)

-----------------------------------
(1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)  To be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25.   INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

         (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, ("DSTA"), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this
Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan ("Other Position") and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

Voyageur Asset Management Inc., the investment adviser to each series of the Trust, is a registered investment adviser. Information as to the directors and officers of Voyageur Asset Management Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Voyageur Asset Management Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

I Babson Capital Management LLC ("Babson") is the sub-advisor to the Enterprise, Enterprise Small Cap, Microcap Value and Value Funds, and is a registered investment adviser. Information as to the directors and officers of Babson together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Babson in the last two years, is included in its application for registration as an investment adviser on Form ADV (IARD/CRD No. 106006; SEC File No. 801-241 filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27.   PRINCIPAL UNDERWRITERS

         (a) (1) Tamarack Distributors Inc., is principal underwriter for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Government Income Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund.

         (a) (2) RBC Dain Rauscher Inc. is principal underwriter for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. As of the date of this filing, RBC Dain Rauscher Inc. does not serve as a principal underwriter to any other registered investment companies.

         (b) (1) The following information is provided with respect to each director, officer or partner of Tamarack Distributors Inc. The principal business address of each is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402.

                                      POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
                NAME                  TAMARACK DISTRIBUTORS INC.       WITH THE REGISTRANT
                ----                  --------------------------       ---------------------
Erik Preus                            Chief Executive Officer                 --

Deborah J. Kermeen                    Chief Financial Officer and             --
                                      Treasurer

Paul R. Yorston                       Assistant Treasurer                     --

Daniel L. Torbenson                   Secretary                               --

Cindy Linberger                       Compliance Officer, Assistant
                                      and AML Compliance Officer              --

         (b) (2) The principal business address of each director and officer of RBC Dain Rauscher Inc. is 60 South Sixth Street, Minneapolis, Minnesota 55402. The following information is provided with respect to each director, officer or partner of RBC Dain Rauscher Inc.:

                                      POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
                NAME                  RBC DAIN RAUSCHER INC.           WITH THE REGISTRANT
                ----                  --------------------------       ---------------------
Irving Weiser                         Chairman and Director                   --

John Taft                             President, Chief Executive              --
                                      Officer and Director

Mary Zimmer                           Chief Operating Officer                 --

Lawrence C. Holtz                     Executive Vice President and            --
                                      Director

Daniel L. Torbenson                   Secretary                               --

Deborah J. Kermeen                    Senior Vice President and               --
                                      Treasurer

         (c) Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Adviser; (c)-(d) the Principal Underwriters; (e)-(f) the Transfer Agents; (g)-(h) the Sub-Advisers; and (i) the Custodian. The address of each is as follows:

(a)      Tamarack Funds Trust
         100 South Fifth Street, Suite 2300
         Minneapolis, MN 55402

(b)      Voyageur Asset Management Inc.
         100 South Fifth Street, Suite 2300
         Minneapolis, MN 55402

(c)      Tamarack Distributors Inc.
         100 South Fifth Street, Suite 2300
         Minneapolis, MN 55402

(d)      RBC Dain Rauscher Inc.
         60 South Sixth Street
         Minneapolis, MN 55402

(e)      BISYS Fund Services Ohio, Inc.
         3425 Stelzer Road
         Columbus, Ohio 43219

(f)      Boston Financial Data Services
         2 Heritage Drive
         North Quincy, MA 02171

(g)      Babson Capital Management LLC
         Independence Wharf
         470 Atlantic Avenue
         Boston, MA  02110

(h)      Wells Fargo Bank, N.A.
         Wells Fargo Center
         733 Marquette
         Minneapolis, MN 55402

ITEM 29.   MANAGEMENT SERVICES

Not applicable.

ITEM 30.   UNDERTAKINGS

None.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment number 7 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 16th day of June, 2006.


                                           TAMARACK FUNDS TRUST


                                           By: /s/ Jennifer Lammers
                                               -------------------------------
                                               Jennifer Lammers
                                               (President)



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.



President

/s/ Jennifer Lammers                                 Date:  June 16, 2006
------------------------------------
Jennifer Lammers


Treasurer, Chief Financial Officer
and Principal Accounting Officer

/s/ David Lux                                        Date:  June 16, 2006
------------------------------------
David Lux


Trustees

                *                                          *
------------------------------------       -------------------------------------
          T. Geron Bell                            Lucy Hancock Bode


                *                                          *
------------------------------------       -------------------------------------
       Leslie H. Garner, Jr.                          Ronald James


                *                                          *
------------------------------------       -------------------------------------
         Michael T. Lee                            John A. MacDonald


                *                                          *
------------------------------------       -------------------------------------
         H. David Rybolt                             James R. Seward


                *                                          *
------------------------------------       -------------------------------------
         William B. Taylor




By: /s/ Jennifer Lammers                             Date:  June 16, 2006
    ----------------------------------
    Jennifer Lammers, attorney-in-fact